Class K [Member] Expense Example - Class K [Member] - BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust - Class K Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	$ 1,080